Business Combination - Air Travel Bureau Limited - Contingent Consideration (Details) - Air Travel Bureau Limited - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jul. 31, 2017
Business Combination
Fair value of purchase consideration at acquisition date			₨ 1,120,510
Reconciliation of fair value measurement of the contingent consideration liability
Contingent liabilities recognised in business combination at beginning of year	₨ 1,190,009	₨ 904,727
Unrealized fair value changes recognized in profit or loss	(390,009)	485,282
Advance Paid		200,000
Contingent liabilities recognised in business combination at end of year	₨ 800,000	₨ 1,190,009